Note 9 - Income Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Future tax credits	$ 4,884	$ 5,007
Inventory valuation	9,951	8,364
Employee benefits	2,739	2,335
Insurance	922	471
State depreciation basis differences	3,344	3,218
Operating leases	190	942
Intangibles	2,760	1,514
Pension and post-?retirement benefits	8,734	7,117
Interest	18	8
Deferred revenue	260	296
Net operating loss and other tax attribute carryovers	558	1,233
Other	427	327
Total assets	34,787	30,832
Valuation allowance - noncurrent	(4,884)	(5,007)
Total deferred income tax assets, net	29,903	25,825
Property basis and depreciation difference	25,260	26,450
Inventory reserve	3,091	2,101
Right-of-use assets	3,971	7,045
Pension	21,682	21,528
Other	219	182
Total liabilities	(54,223)	(57,306)
Deferred income tax liability, net	$ (24,320)	$ (31,481)